Fair Value Measurement - Reconciliation of The Fair Value Measurements of Assets And Liabilities Using Significant Unobservable Inputs (level 3) (Detail) - Level investments [Member] - USD ($)
$ in Thousands
	12 Months Ended
	May 31, 2023	May 31, 2022
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 162,974	$ 65,232
Transfer from Level 2	10,028	133,030
Transfer to Level 2	(17,510)	(15,705)
Unrealized gain (loss)	(3,172)	2,015
Impairment	(2,901)	(15,632)
Foreign exchange difference	(7,721)	(5,966)
Ending balance	$ 141,698	$ 162,974